Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
The following table shows changes in the carrying amount of Goodwill for the years ended December 31, 2016, 2015, and 2014 (in millions):

	Inpatient Rehabilitation	Home Health and Hospice	Consolidated
Goodwill as of December 31, 2013	$456.9	$—	$456.9
Acquisitions	0.6	592.5	593.1
Consolidation of joint venture formerly accounted for under the equity method of accounting	34.0	—	34.0
Goodwill as of December 31, 2014	491.5	592.5	1,084.0
Acquisitions	641.6	164.5	806.1
Goodwill as of December 31, 2015	1,133.1	757.0	1,890.1
Acquisitions	8.9	42.5	51.4
Divestiture of pediatric home health services	—	(14.3)	(14.3)
Goodwill as of December 31, 2016	$1,142.0	$785.2	$1,927.2

Schedule of Intangible Assets by Major Class
The range of estimated useful lives and the amortization basis for our intangible assets, excluding goodwill, are generally as follows:

Estimated Useful Life and Amortization Basis
Certificates of need	10 to 30 years using straight-line basis
Licenses	10 to 20 years using straight-line basis
Noncompete agreements	1 to 18 years using straight-line basis
Trade names:
Encompass	indefinite-lived asset
All other	1 to 20 years using straight-line basis
Internal-use software	3 to 7 years using straight-line basis
Market access assets	20 years using accelerated basis
The following table provides information regarding our other intangible assets (in millions):

	Gross Carrying Amount	Accumulated Amortization	Net
Certificates of need:
2016	$98.6	$(12.9)	$85.7
2015	93.9	(6.9)	87.0
Licenses:
2016	$142.0	$(62.1)	$79.9
2015	138.9	(53.7)	85.2
Noncompete agreements:
2016	$62.2	$(47.3)	$14.9
2015	58.0	(37.0)	21.0
Trade name - Encompass:
2016	$135.2	$—	$135.2
2015	135.2	—	135.2
Trade names - all other:
2016	$34.6	$(13.9)	$20.7
2015	32.9	(11.5)	21.4
Internal-use software:
2016	$181.4	$(110.2)	$71.2
2015	155.7	(90.5)	65.2
Market access assets:
2016	$13.2	$(9.5)	$3.7
2015	13.2	(8.8)	4.4
Total intangible assets:
2016	$667.2	$(255.9)	$411.3
2015	627.8	(208.4)	419.4

Schedule of Amortization Expense, Intangible Assets	Amortization expense for other intangible assets is as follows (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Amortization expense	$48.5	$36.0	$20.3

Schedule of Future Estimated Amortization Expense, Intangible Assets
Total estimated amortization expense for our other intangible assets for the next five years is as follows (in millions):

Year Ending December 31,	Estimated Amortization Expense
2017	$45.6
2018	36.2
2019	31.5
2020	26.6
2021	22.9